INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
Schedule of intangible assets
	2013	2014
	RMB	RMB
Computer equipment software	20,392	26,948
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(20,262)	(22,774)
Net book value	3,652	7,696